Note 15.5 - Employees' Postretirement Benefits and Other Benefits, One-percentage-point change in assumed health care cost trend rates (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
One-percentage-point change in assumed health care cost trend rates
Effect on total of services and interest cost component, One percentage point-increase	$ 147
Effect on total of services and interest cost component, One percentage point-decrease	(119)
Effect on postretirement benefit obligation, One percentage point-increase	1,210
Effect on postretirement benefit obligation, One percentage point-decrease	$ (991)